STOCKHOLDERS' DEFICIENCY (Summary Of Common Stock Warrants) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Exercised	366,666	0
Abdh Warrant [Member]
Outstanding	4,196,666	0
Granted	2,835,923	4,196,666
Exercised		0
Exercised for cash	(366,666)
Exercised-cashless	(450,000)
Forfeited or expired	0	0
Outstanding	6,215,925	4,196,666
Outstanding	0.59	0
Granted	0.67	0.59
Exercised		0
Exercised for cash	0.60
Exercised-cashless	0.60
Expired	0.60	0
Outstanding	0.64	0.59
Abtech Warrant [Member]
Outstanding	1,760,629	5,066,698
Granted		0
Exercised		0
Forfeited or expired	(86,954)	(3,306,069)
Outstanding	1,673,675	1,760,629
Outstanding	0.77	0.79
Granted		0
Exercised		0
Expired	0.70
Outstanding	0.77	0.77